CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit of the year from continuing operations	$ 305	$ 457	$ 313
Adjustments to reconcile net profit to cash flows from operating activities	406	302	362
Changes in operating assets and liabilities	(136)	(140)	(62)
Net cash generated by operating activities from discontinued operations			116
Net cash generated by operating activities	575	619	729
Cash flows from investing activities
Payment for property, plant and equipment acquisitions	(758)	(416)	(206)
Payment for intangible assets acquisitions		(31)	(4)
Collections for sales (Payment for) public securities and shares acquisitions, net	130	(102)	(234)
Recovery (Subscription) of mutual funds, net	96	(1)	52
Payment for the acquisition of companies	(1)	(111)	(17)
Collection for equity interests in companies sales	72	44	51
Collections for property, plant and equipment sales	1		1
Collections for intangible assets sales	20	21	5
Dividends received		10	18
(Payment) Collection of loans	(6)	11	26
Net cash used in investing activities from discontinued operations			(166)
Net cash used in investing activities	(446)	(575)	(474)
Cash flows from financing activities
Proceeds from borrowings	424	308	188
Payment of borrowings	(191)	(143)	(336)
Payment of borrowings interests	(280)	(162)	(140)
Payment for treasury shares acquisition		(18)	(39)
Repurchase of corporate bonds	(6)	(28)	(3)
Payments of leases	(3)	(3)	(5)
Payments of dividends	(1)
Net cash used in financing activities from discontinued operations			(7)
Net cash used in financing activities	(57)	(46)	(342)
Increase (Decrease) in cash and cash equivalents	72	(2)	(87)
Cash and cash equivalents at the beginning of the year	106	110	141
Cash and cash equivalents at the beginning of the year reclasified to assets classified as held for sale			52
Exchange difference generated by cash and cash equivalents	(7)	(2)	4
Increase (Decrease) in cash and cash equivalents	72	(2)	(87)
Cash and cash equivalents at the end of the year	$ 171	$ 106	$ 110